Material accounting estimates and judgments - Allocated Goodwill to CGUs in Argentina (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 3,164,894		$ 3,108,855
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 242		$ 242
Argentina | La Carolina | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		39		39
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		261		260
Argentina | El Orden | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		10		9
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,731		1,726
Argentina | La Guarida | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		892		889
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,206		3,196
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		5,582		5,565
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		2,776		2,768
Argentina | El Colorado | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		28		27
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 9,800	14,767		14,721
Closing net book value of PPE items allocated to CGUs tested		143,976		143,585
Total assets allocated to CGUs tested		$ 158,743		$ 158,306